PGIM S&P 500 Buffer 12 ETF - May
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 105.7%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $61,793)(wb)	61,793	$61,793
Options Purchased*~ 104.2%
(cost $3,939,701)		4,423,623

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.7% (cost $4,001,494)		4,485,416
Options Written*~ (5.7)%
(premiums received $152,693)		(241,039)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,848,801)		4,244,377
Liabilities in excess of other assets(z) (0.0)%		(316)

Net Assets 100.0%		$4,244,061

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$5.02		74		7	$4,409,624
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98		74		7	13,999
Total Options Purchased (cost $3,939,701)								$4,423,623

PGIM S&P 500 Buffer 12 ETF - May
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$584.61		74		7	$(234,111)
SPDR S&P 500 ETF Trust	Put	04/30/25	$441.74		74		7	(6,928)
Total Options Written (premiums received $152,693)							$(241,039)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2